Additional Cash Flow Disclosures - Net Change In Non-Cash Working Capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Contract receivable	$ 0	$ 4,767,100	$ (4,767,100)
Other receivables	(2,017,122)	(13,924)	16,680
Prepaid expenses	(2,012,605)	475,077	(915,222)
Accounts payable and accrued liabilities	1,347,365	(1,858,170)	(384,641)
Contract liability	0	547,707	6,182,580
Other liabilities	807,877	(27,982)	0
Non-cash impact of foreign exchange	78,708	14,531	48,558
Change in non-cash working capital related to operating activities	$ (1,795,777)	$ 3,904,339	$ 180,855